Fair Value Measurements - Changes in Level 3 Items Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives Assets (Liabilities):
Balance at beginning of the period	$ 9	$ (35)	$ 41
Total realized and unrealized gains (losses):
Included in Net Income (Loss)	8	(30)	39
Included in Other Comprehensive Income (Loss)	(3)	45	(83)
Settlements	(11)	29	(32)
Transfers into Level 3
Transfers out of Level 3
Fair value at end of the period	3	9	(35)
Changes in unrealized losses relating to instruments held at end of period